Other Expenses	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Expenses
13.  Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Compensation	$352	$402	$357
Commissions	639	939	1,418
Volume-related costs	138	159	196
Affiliated interest costs on ceded reinsurance	212	271	271
Capitalization of DAC	(504)	(886)	(1,365)
Amortization of DAC and VOBA	50	1,035	1,159
Interest expense on debt and debt issuance costs	190	231	389
Premium taxes, licenses and fees	57	63	75
Professional services	41	25	50
Rent and related expenses	31	37	29
Other	453	444	402
Total other expenses	$1,659	$2,720	$2,981

Capitalization of DAC and Amortization of DAC and VOBA
See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.
Interest Expense on Debt and Debt Issuance Costs
Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).
Affiliated Expenses
Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.